Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 302,524	$ 108,223
Short-term investment	3,501	20,704
Amounts receivable	12,894	6,330
Inventories	10,025	1,656
Other assets	6,244	3,516
Total current assets	335,188	140,429
Non-current assets
Investments in associates	119,219	103,640
Other investments	157,514	67,886
Royalty, stream and other interests	1,116,128	1,130,512
Mining interests and plant and equipment	489,512	343,693
Exploration and evaluation	42,519	42,949
Goodwill	111,204	111,204
Other assets	25,820	6,940
Total assets	2,397,104	1,947,253
Current liabilities
Accounts payable and accrued liabilities	46,889	18,772
Dividends payable	8,358	7,874
Current portion of long-term debt	49,867	0
Provisions and other liabilities	4,431	1,289
Total current liabilities	109,545	27,935
Non-current liabilities
Provisions and other liabilities	41,536	29,365
Long-term debt	350,562	349,042
Deferred income taxes	54,429	47,465
Total liabilities	556,072	453,807
Equity
Share capital	1,776,629	1,656,350
Warrants	18,072	18,072
Contributed surplus	41,570	37,642
Equity component of convertible debentures	17,601	17,601
Accumulated other comprehensive income	48,951	13,469
Deficit	(174,458)	(249,688)
Equity attributable to Osisko Gold Royalties Ltd's shareholders	1,728,365	1,493,446
Non-controlling interests	112,667
Total equity	1,841,032	1,493,446
Total Liabilities and Equity	$ 2,397,104	$ 1,947,253